SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace & Defense - 4.3%
Boeing Co.(a)	1,977	$402,755
General Dynamics Corp.	845	230,896
L3Harris Technologies, Inc.	990	209,543
Lockheed Martin Corp.	651	278,784
Northrop Grumman Corp.	632	291,365
		1,413,343

Agricultural & Farm Machinery - 0.2%
AGCO Corp.	654	71,744

Air Freight & Logistics - 0.9%
FedEx Corp.	1,195	297,519

Apparel Retail - 0.2%
Gap, Inc.	4,233	80,173

Apparel, Accessories & Luxury Goods - 0.4%
Tapestry, Inc.	2,422	115,118

Application Software - 5.6%
DocuSign, Inc.(a)	2,385	127,049
Dropbox, Inc. - Class A(a)	4,185	100,231
Nutanix, Inc. - Class A(a)	2,696	170,279
Salesforce, Inc.(a)	2,436	752,286
Splunk, Inc.(a)	1,243	194,181
Unity Software, Inc.(a)	2,817	82,594
Workday, Inc. - Class A(a)	774	228,067
Zoom Video Communications, Inc. - Class A(a)	2,179	154,121
		1,808,808

Asset Management & Custody Banks - 0.3%
Invesco Ltd.	6,018	92,737

Automobile Manufacturers - 1.8%
Ford Motor Co.	23,948	297,913
General Motors Co.	7,425	304,277
		602,190

Automotive Parts & Equipment - 0.2%
BorgWarner, Inc.	2,509	78,105

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Automotive Retail - 0.4%
Carvana Co.(a)	1,527	$115,945

Biotechnology - 1.8%
Alkermes PLC(a)	2,092	62,111
Biogen, Inc.(a)	757	164,261
Exact Sciences Corp.(a)	1,652	95,040
Gilead Sciences, Inc.	3,605	259,920
		581,332

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	1,689	105,427

Broadcasting - 0.5%
Fox Corp. - Class A	3,229	96,192
Paramount Global - Class B	6,642	73,328
		169,520

Broadline Retail - 5.4%
Amazon.com, Inc.(a)	7,552	1,334,893
eBay, Inc.	4,726	223,445
Etsy, Inc.(a)	1,392	99,792
Kohl's Corp.	1,836	51,169
Macy's, Inc.	3,498	61,005
		1,770,304

Building Products - 0.6%
Johnson Controls International PLC	3,121	184,982

Cable & Satellite - 1.8%
Charter Communications, Inc. - Class A(a)	776	228,090
Comcast Corp. - Class A	8,668	371,423
		599,513

Communications Equipment - 3.6%
Ciena Corp.(a)	2,107	120,057
Cisco Systems, Inc.	11,767	569,169
F5, Inc.(a)	762	142,662
Juniper Networks, Inc.	3,931	145,565
Motorola Solutions, Inc.	566	187,001
		1,164,454

Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	1,980	160,142

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Construction & Engineering - 0.4%
AECOM	1,369	$121,608

Construction Machinery & Heavy Transportation Equipment - 0.8%
Cummins, Inc.	968	260,014

Consumer Finance - 1.3%
Ally Financial, Inc.	3,340	123,547
Capital One Financial Corp.	2,235	307,558
		431,105

Consumer Staples Merchandise Retail - 1.1%
Target Corp.	2,366	361,809

Data Processing & Outsourced Services - 0.4%
Concentrix Corp.	728	52,744
Genpact Ltd.	2,127	72,318
		125,062

Diversified Banks - 2.8%
Citigroup, Inc.	7,038	390,539
Wells Fargo & Co.	9,309	517,487
		908,026

Drug Retail - 0.4%
Walgreens Boots Alliance, Inc.	6,744	143,377

Electrical Components & Equipment - 0.2%
Sunrun, Inc.(a)	4,809	57,900

Electronic Components - 0.5%
Corning, Inc.	4,833	155,816

Electronic Equipment & Instruments - 0.8%
Trimble, Inc.(a)	2,009	122,931
Zebra Technologies Corp. - Class A(a)	546	152,596
		275,527

Electronic Manufacturing Services - 0.8%
Jabil, Inc.	1,033	148,845
TE Connectivity Ltd.	590	84,700
		233,545

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Food Retail - 0.6%
Albertsons Cos., Inc. - Class A	5,118	$103,793
Kroger Co.	1,552	76,995
		180,788

Health Care Distributors - 0.6%
Cardinal Health, Inc.	1,742	195,069

Health Care Equipment - 1.9%
Baxter International, Inc.	4,170	170,636
Masimo Corp.(a)	526	67,612
Medtronic PLC	4,550	379,288
		617,536

Health Care Services - 2.2%
CVS Health Corp.	4,604	342,399
DaVita, Inc.(a)	1,016	129,002
Laboratory Corp. of America Holdings	643	138,779
Quest Diagnostics, Inc.	961	120,019
		730,199

Health Care Technology - 0.2%
Teladoc Health, Inc.(a)	3,971	59,883

Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A(a)	1,780	106,088

Hotels, Resorts & Cruise Lines - 0.5%
Expedia Group, Inc.(a)	1,158	158,438

Household Appliances - 0.3%
Whirlpool Corp.	865	92,892

Human Resource & Employment Services - 0.2%
Robert Half, Inc.	955	76,782

Industrial Conglomerates - 3.1%
3M Co.	2,744	252,777
General Electric Co.	2,385	374,183
Honeywell International, Inc.	1,863	370,234
		997,194

Industrial Machinery & Supplies & Components - 0.3%
Stanley Black & Decker, Inc.	1,190	106,255

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 2.8%
AT&T, Inc.	26,719	$452,353
Verizon Communications, Inc.	11,157	446,503
		898,856

Interactive Media & Services - 7.1%
Alphabet, Inc. - Class A(a)	4,239	586,932
Alphabet, Inc. - Class C(a)	4,197	586,657
Meta Platforms, Inc. - Class A	1,980	970,458
Snap, Inc. - Class A(a)	13,116	144,538
		2,288,585

Internet Services & Infrastructure - 1.3%
Akamai Technologies, Inc.(a)	1,144	126,892
Okta, Inc.(a)	1,683	180,586
Twilio, Inc. - Class A(a)	2,166	129,072
		436,550

IT Consulting & Other Services - 4.3%
Accenture PLC - Class A	1,498	561,421
Cognizant Technology Solutions Corp. - Class A	3,359	265,428
DXC Technology Co.(a)	4,091	89,429
International Business Machines Corp.	2,928	541,768
		1,458,046

Leisure Products - 0.8%
Hasbro, Inc.	1,688	84,890
Mattel, Inc.(a)	3,808	75,018
Polaris, Inc.	1,044	96,788
		256,696

Life & Health Insurance - 0.7%
Lincoln National Corp.	2,208	60,808
Prudential Financial, Inc.	1,628	177,436
		238,244

Life Sciences Tools & Services - 0.5%
Illumina, Inc.(a)	1,090	152,415

Managed Health Care - 1.2%
Centene Corp.(a)	2,797	219,368
Humana, Inc.	536	187,772
		407,140

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Movies & Entertainment - 0.3%
Roku, Inc.(a)	1,639	$103,552

Oil & Gas Equipment & Services - 0.7%
Halliburton Co.	4,101	143,822
NOV, Inc.	4,071	68,800
		212,622

Paper & Plastic Packaging Products & Materials - 0.7%
International Paper Co.	3,021	106,823
Westrock Co.	2,666	120,743
		227,566

Passenger Airlines - 1.7%
Alaska Air Group, Inc.(a)	1,817	67,938
American Airlines Group, Inc.(a)	9,171	143,801
Delta Air Lines, Inc.	4,091	172,927
United Airlines Holdings, Inc.(a)	3,807	173,180
		557,846

Passenger Ground Transportation - 1.5%
Lyft, Inc. - Class A(a)	7,460	118,465
Uber Technologies, Inc.(a)	4,593	365,143
		483,608

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	6,178	313,534
Elanco Animal Health, Inc.(a)	4,562	72,490
Jazz Pharmaceuticals PLC(a)	744	88,462
Merck & Co., Inc.	2,390	303,889
Pfizer, Inc.	16,078	427,031
Viatris, Inc.	13,616	168,430
		1,373,836

Property & Casualty Insurance - 0.9%
Allstate Corp.	1,440	229,709
First American Financial Corp.	1,291	75,407
		305,116

Real Estate Services - 0.6%
Jones Lang LaSalle, Inc.(a)	561	106,725
Zillow Group, Inc. - Class C(a)	1,726	96,915
		203,640

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Regional Banks - 0.4%
Citizens Financial Group, Inc.	3,839	$120,506

Research & Consulting Services - 2.7%
Booz Allen Hamilton Holding Corp.	1,156	170,753
CACI International, Inc. - Class A(a)	338	126,699
Jacobs Solutions, Inc.	1,250	183,313
Leidos Holdings, Inc.	1,322	169,031
Science Applications International Corp.	772	108,049
TransUnion	1,478	114,737
		872,582

Restaurants - 0.7%
DoorDash, Inc. - Class A(a)	1,810	225,472

Semiconductors - 5.9%
Intel Corp.	13,227	569,422
Micron Technology, Inc.	2,999	271,739
NXP Semiconductors NV	1,155	288,438
Qorvo, Inc.(a)	883	101,148
QUALCOMM, Inc.	3,741	590,293
Skyworks Solutions, Inc.	1,112	116,671
		1,937,711

Specialized Consumer Services - 0.2%
H&R Block, Inc.	1,432	70,096

Specialty Chemicals - 0.3%
Eastman Chemical Co.	1,212	106,341

Systems Software - 3.9%
Dolby Laboratories, Inc. - Class A	1,001	81,081
Gen Digital, Inc.	5,122	110,072
Oracle Corp.	6,206	693,086
Palo Alto Networks, Inc.(a)	899	279,184
UiPath, Inc. - Class A(a)	4,060	96,425
		1,259,848

Technology Distributors - 0.2%
Arrow Electronics, Inc.(a)	693	81,428

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 4.0%
Dell Technologies, Inc. - Class C	3,761	$356,017
Hewlett Packard Enterprise Co.	12,266	186,811
HP, Inc.	7,922	224,430
NetApp, Inc.	1,987	177,081
Pure Storage, Inc. - Class A(a)	3,504	184,486
Western Digital Corp.(a)	3,205	190,601
		1,319,426

Transaction & Payment Processing Services - 2.0%
Block, Inc.(a)	3,686	292,926
PayPal Holdings, Inc.(a)	4,764	287,460
Western Union Co.	5,927	79,481
		659,867

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	2,445	399,269
TOTAL COMMON STOCKS (Cost $28,402,735)		32,463,133

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.23%(b)	153,286	153,286
TOTAL SHORT-TERM INVESTMENTS (Cost $153,286)		153,286

TOTAL INVESTMENTS - 99.8% (Cost $28,556,021)		$32,616,419
Other Assets in Excess of Liabilities - 0.2%		58,875
TOTAL NET ASSETS - 100.0%		$32,675,294

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of February 29, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SPARKLINE INTANGIBLE VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 29, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

SPARKLINE INTANGIBLE VALUE ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 29, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$32,463,133	$—	$—	$32,463,133
Money Market Funds	153,286	—	—	153,286
Total Investments in Securities	$32,616,419	$—	$—	$32,616,419

*	For further detail, see the Schedule of Investments.

During the fiscal period ended February 29, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.